CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ 5,352,568	$ (52,021,521)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,812,577)	(2,257,985)
Change in fair value of warrant liability	(4,645,000)	50,420,000
Compensation Expense	280,000	0
Transaction Costs	630,591	0
Unrealized gain on marketable securities held in Trust Account	(112,416)	(4,728)
Changes in operating assets and liabilities:
Prepaid expenses	(257,110)	226,277
Accounts payable and accrued expenses	96,895	3,056,075
Net cash used in operating activities	(467,049)	(581,882)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(250,000,000)	0
Net cash used in investing activities	(250,000,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	245,000,000	0
Proceeds from sale of Private Placement Warrants	7,000,000	0
Proceeds from promissory note - related party	237,470	0
Repayment of promissory note - related party	(237,470)	0
Payment of offering costs	(638,362)	0
Net cash provided by financing activities	251,361,638	0
Net Change in Cash	894,589	(581,882)
Cash - Beginning	0	894,589
Cash - Ending	894,589	312,707
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	219,701,630	0
Change in value of Class A ordinary shares subject to possible redemption	6,268,166	(52,021,523)
Offering costs paid directly by Sponsor for issuance of Class B ordinary shares	25,000	0
Deferred underwriting fee	$ 8,750,000	$ 0